UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21187

Registrant Name:

PIMCO Municipal Income Fund III

Address of Principal Executive Offices:

1633 Broadway

New York, NY 10019

Name and Address of Agent for Service:

Lawrence G. Altadonna

1633 Broadway

New York, NY 10019

Registrant’s telephone number, including area code:

212-739-3371

Date of Fiscal Year End: September 30, 2013

Date of Reporting Period: December 31, 2012

Item 1. Schedule of Investments

PIMCO Municipal Income Fund III Schedule of Investments

December 31, 2012 (unaudited)

Principal Amount (000s)		Value*
MUNICIPAL BONDS & NOTES - 97.0%
Alabama - 2.0%
$ 500	Birmingham Special Care Facs. Financing Auth. Rev., Childrens Hospital, 6.00%, 6/1/39 (AGC)	$579,265
9,000	Birmingham-Baptist Medical Centers Special Care Facs. Financing Auth. Rev., Baptist Health Systems, Inc., 5.00%, 11/15/30, Ser. A	9,464,850
1,000	State Docks Dept. Rev., 6.00%, 10/1/40	1,196,670

		11,240,785

Arizona - 6.6%
	Health Facs. Auth. Rev.,
1,250	Banner Health, 5.00%, 1/1/35, Ser. A	1,341,700
900	Banner Health, 5.50%, 1/1/38, Ser. D	992,178
2,250	Beatitudes Campus Project, 5.20%, 10/1/37	2,215,935
	Pima Cnty. Industrial Dev. Auth. Rev.,
13,000	5.00%, 9/1/39 (h)	13,661,700
750	Tucson Electric Power Co., 5.25%, 10/1/40, Ser. A	820,200
5,000	Salt River Project Agricultural Improvement & Power Dist. Rev., 5.00%, 1/1/39, Ser. A (h)	5,736,500
11,600	Salt Verde Financial Corp. Rev., 5.00%, 12/1/37	13,082,480

		37,850,693

California - 14.3%
	Bay Area Toll Auth. Rev., San Francisco Bay Area,
1,500	5.00%, 10/1/29	1,718,085
500	5.00%, 4/1/34, Ser. F-1	560,510
3,260	5.00%, 10/1/42	3,612,243
	Golden State Tobacco Securitization Corp. Rev., Ser. A-1,
3,000	4.50%, 6/1/27	2,809,020
4,600	5.125%, 6/1/47	3,969,202
7,120	5.75%, 6/1/47	6,752,893
	Health Facs. Financing Auth. Rev.,
2,500	Catholic Healthcare West, 6.00%, 7/1/39, Ser. A	2,915,350
600	Sutter Health, 5.00%, 11/15/42, Ser. A (IBC-NPFGC)	652,362
1,500	Sutter Health, 6.00%, 8/15/42, Ser. B	1,781,760
3,350	Indian Wells Redev. Agcy., Tax Allocation, Whitewater Project, 4.75%, 9/1/34, Ser. A (AMBAC)	3,077,712
130	Los Angeles Unified School Dist., GO, 5.00%, 7/1/30, Ser. E (AMBAC)	141,922
2,000	M-S-R Energy Auth. Rev., 6.50%, 11/1/39, Ser. B	2,756,080
1,580	Municipal Finance Auth. Rev., Azusa Pacific Univ. Project, 7.75%, 4/1/31, Ser. B	1,873,896
1,250	Palomar Pomerado Health, CP, 6.75%, 11/1/39	1,427,000
1,600	San Marcos Unified School Dist., GO, 5.00%, 8/1/38, Ser. A	1,797,856
	State, GO,
5,000	5.00%, 6/1/37	5,468,300
5,300	5.00%, 12/1/37	5,849,027
1,350	5.25%, 3/1/38	1,519,533
1,300	5.25%, 11/1/40	1,512,446
3,200	5.50%, 3/1/40	3,756,800
2,500	5.75%, 4/1/31	2,958,825
5,000	6.00%, 4/1/38	5,992,500
	Statewide Communities Dev. Auth. Rev.,
1,000	American Baptist Homes West, 6.25%, 10/1/39	1,095,230
1,935	California Baptist Univ., 5.75%, 11/1/17, Ser. B (a)(d)	2,114,065
2,580	Methodist Hospital Project, 6.625%, 8/1/29 (FHA)	3,242,879
9,200	Methodist Hospital Project, 6.75%, 2/1/38 (FHA)	11,281,500
1,200	Tobacco Securitization Auth. of Southern California Rev., 5.00%, 6/1/37, Ser. A-1	1,069,680

		81,706,676

Colorado - 0.8%
500	Confluence Metropolitan Dist. Rev., 5.45%, 12/1/34	385,240
	Health Facs. Auth. Rev., Ser. A,
500	Evangelical Lutheran, 6.125%, 6/1/38 (Pre-refunded @ $100, 6/1/14) (c)	540,675
2,000	Sisters of Charity of Leavenworth Health System, 5.00%, 1/1/40	2,176,860
500	Public Auth. for Colorado Energy Rev., 6.50%, 11/15/38	700,270
500	Regional Transportation Dist. Rev., Denver Transportation Partners, 6.00%, 1/15/34	589,360

		4,392,405

Connecticut - 0.3%
1,250	Harbor Point Infrastructure Improvement Dist., Tax Allocation, 7.875%, 4/1/39, Ser. A	1,432,437

District of Columbia - 2.1%
10,000	Water & Sewer Auth. Rev., 5.50%, 10/1/39, Ser. A (h)	11,913,200

PIMCO Municipal Income Fund III Schedule of Investments

December 31, 2012 (unaudited) (continued)

Principal Amount (000s)		Value*
Florida - 5.0%
$ 3,480	Brevard Cnty. Health Facs. Auth. Rev., Health First, Inc. Project, 5.00%, 4/1/34	$3,655,914
	Broward Cnty. Airport System Rev.,
4,000	5.00%, 10/1/42, Ser. Q-1	4,459,960
500	5.375%, 10/1/29, Ser. O	580,575
4,500	Broward Cnty. Water & Sewer Utility Rev., 5.25%, 10/1/34, Ser. A (h)	5,321,565
3,000	Cape Coral Water & Sewer Rev., 5.00%, 10/1/41 (AGM)	3,372,270
350	Dev. Finance Corp. Rev., Renaissance Charter School, 6.50%, 6/15/21, Ser. A	396,889
2,500	Hillsborough Cnty. Industrial Dev. Auth. Rev., Tampa General Hospital Project, 5.25%, 10/1/34, Ser. B	2,545,100
3,895	Sarasota Cnty. Health Facs. Auth. Rev., Sarasota-Manatee Jewish Housing Council, Inc. Project, 5.75%, 7/1/45	3,435,429
4,200	State Board of Education, GO, 5.00%, 6/1/38, Ser. D (h)	4,837,854

		28,605,556

Georgia - 0.4%
1,750	Fulton Cnty. Residential Care Facs. for the Elderly Auth. Rev., Lenbrook Project, 5.125%, 7/1/42, Ser. A	1,709,662
400	Medical Center Hospital Auth. Rev., Spring Harbor Green Island Project, 5.25%, 7/1/37	399,452

		2,109,114

Hawaii - 0.3%
1,500	Hawaii Pacific Health Rev., 5.50%, 7/1/40, Ser. A	1,662,840

Illinois - 5.7%
5,000	Chicago, GO, 5.00%, 1/1/34, Ser. C (h)	5,427,550
	Finance Auth. Rev.,
1,000	Leafs Hockey Club Project, 5.875%, 3/1/27, Ser. A (b)(e)	343,040
625	Leafs Hockey Club Project, 6.00%, 3/1/37, Ser. A (b)(e)	210,900
400	OSF Healthcare System, 7.125%, 11/15/37, Ser. A	491,540
12,795	Peoples Gas Light & Coke Co., 5.00%, 2/1/33 (AMBAC)	12,810,482
1,000	Swedish Covenant Hospital, 6.00%, 8/15/38, Ser. A	1,129,320
165	Univ. of Chicago, 5.25%, 7/1/41, Ser. 05-A	165,157
5,000	Univ. of Chicago, 5.50%, 7/1/37, Ser. B (h)	5,983,450
5,000	State Toll Highway Auth. Rev., 5.50%, 1/1/33, Ser. B	5,704,850

		32,266,289

Indiana - 1.1%
500	Dev. Finance Auth. Rev., 5.00%, 3/1/30, Ser. B (AMBAC)	500,435
	Portage, Tax Allocation, Ameriplex Project,
1,000	5.00%, 7/15/23	1,027,970
775	5.00%, 1/15/27	789,283
2,800	Vigo Cnty. Hospital Auth. Rev., Union Hospital, Inc., 7.50%, 9/1/22	3,661,980

		5,979,668

Iowa - 0.1%
	Finance Auth. Rev., Deerfield Retirement Community, Inc., Ser. A,
120	5.50%, 11/15/27	111,249
575	5.50%, 11/15/37	507,087

		618,336

Kentucky - 0.6%
2,000	Economic Dev. Finance Auth. Rev., Owensboro Medical Healthcare Systems, 6.375%, 6/1/40, Ser. A	2,382,360
1,250	Ohio Cnty. Pollution Control Rev., Big Rivers Electric Corp. Project, 6.00%, 7/15/31, Ser. A	1,297,437

		3,679,797

Louisiana - 1.6%
	Local Gov’t Environmental Facs. & Community Dev. Auth Rev.,
400	Westlake Chemical Corp., 6.50%, 11/1/35, Ser. A-2	468,940
1,500	Woman’s Hospital Foundation, 5.875%, 10/1/40, Ser. A	1,708,035
1,000	Woman’s Hospital Foundation, 6.00%, 10/1/44, Ser. A	1,143,400
	Public Facs. Auth. Rev., Ochsner Clinic Foundation Project,
1,700	5.50%, 5/15/47, Ser. B	1,811,605
2,000	6.50%, 5/15/37	2,436,560
1,345	Tobacco Settlement Financing Corp. Rev., 5.875%, 5/15/39, Ser. 2001-B	1,377,778

		8,946,318

Maryland - 0.8%
1,000	Economic Dev. Corp. Rev., 5.75%, 6/1/35, Ser. B	1,137,990
	Health & Higher Educational Facs. Auth. Rev.,
1,500	Calvert Health System, 5.50%, 7/1/36	1,551,195
700	Charlestown Community, 6.25%, 1/1/41	804,762
1,000	Lifebridge Health, 6.00%, 7/1/41	1,159,180

		4,653,127

PIMCO Municipal Income Fund III Schedule of Investments

December 31, 2012 (unaudited) (continued)

Principal Amount (000s)		Value*
Massachusetts - 1.3%
	Dev. Finance Agcy. Rev.,
$ 300	Adventcare Project, 7.625%, 10/15/37	$342,324
140	Linden Ponds, Inc. Fac., zero coupon, 11/15/56, Ser. B (b)	1,986
28	Linden Ponds, Inc. Fac., 5.50%, 11/15/46, Ser. A-2 (b)	19,014
529	Linden Ponds, Inc. Fac., 6.25%, 11/15/39, Ser. A-1	409,655
4,910	Housing Finance Agcy. Rev., 5.125%, 6/1/43, Ser. H	4,913,486
1,600	State College Building Auth. Rev., 5.50%, 5/1/39, Ser. A	1,870,976

		7,557,441

Michigan - 8.8%
1,500	Detroit, GO, 5.25%, 11/1/35	1,645,950
9,320	Detroit Sewage Disposal System Rev., 5.00%, 7/1/32, Ser. A (AGM)	9,440,414
5,000	Detroit Water and Sewerage Dept. Rev., 5.25%, 7/1/39, Ser. A	5,395,300
	Detroit Water Supply System Rev.,
16,000	5.00%, 7/1/34, Ser. A (NPFGC)	16,271,680
7,555	5.00%, 7/1/34, Ser. B (NPFGC)	7,598,366
5,000	5.25%, 7/1/41, Ser. A	5,375,400
500	Global Preparatory Academy Rev., 5.25%, 11/1/36	402,650
1,500	Royal Oak Hospital Finance Auth. Rev., William Beaumont Hospital, 8.25%, 9/1/39	1,915,920
575	State Hospital Finance Auth. Rev., Oakwood Group, 6.00%, 4/1/22, Ser. A (Pre-refunded @ $100, 4/1/13) (c)	583,039
1,300	State Univ. Rev., 6.173%, 2/15/50, Ser. A	1,588,678

		50,217,397

Minnesota - 0.0%
125	Duluth Housing & Redev. Auth. Rev., 5.875%, 11/1/40, Ser. A	128,578

Missouri - 0.1%
250	Jennings Rev., Northland Redev. Area Project, 5.00%, 11/1/23	247,553
500	Manchester, Tax Allocation, Highway 141/Manchester Road Project, 6.875%, 11/1/39	536,575

		784,128

New Hampshire - 0.4%
2,000	Business Finance Auth. Rev., Elliot Hospital, 6.125%, 10/1/39, Ser. A	2,272,860

New Jersey - 8.3%
1,000	Camden Cnty. Improvement Auth. Rev., Cooper Health Systems Group, 5.00%, 2/15/35, Ser. A	1,035,020
4,500	Economic Dev. Auth., Special Assessment, Kapkowski Road Landfill Project, 6.50%, 4/1/28	5,490,225
300	Economic Dev. Auth. Rev., Newark Airport Marriott Hotel, 7.00%, 10/1/14	300,951
1,000	Health Care Facs. Financing Auth. Rev., St. Peters Univ. Hospital, 5.75%, 7/1/37	1,070,760
	Tobacco Settlement Financing Corp. Rev., Ser. 1-A,
1,600	4.75%, 6/1/34	1,418,736
19,745	5.00%, 6/1/41	17,964,791
18,000	Transportation Trust Fund Auth. Rev., 5.00%, 6/15/42, Ser. B	20,028,960

		47,309,443

New Mexico - 0.2%
1,000	Farmington Pollution Control Rev., 5.90%, 6/1/40, Ser. D	1,120,060

New York - 12.3%
9,800	Brooklyn Arena Local Dev. Corp. Rev., Barclays Center Project, 6.25%, 7/15/40	11,433,464
5,000	Hudson Yards Infrastructure Corp. Rev., 5.75%, 2/15/47, Ser. A	5,932,100
1,700	Liberty Dev. Corp. Rev., Goldman Sachs Headquarters, 5.50%, 10/1/37	2,091,969
3,000	Metropolitan Transportation Auth. Rev., 5.00%, 11/15/36, Ser. D	3,362,130
1,150	Nassau Cnty. Industrial Dev. Agcy. Rev., Amsterdam at Harborside, 6.70%, 1/1/43, Ser. A	750,249
10,450	New York City Industrial Dev. Agcy. Rev., Yankee Stadium, 7.00%, 3/1/49 (AGC)	12,581,800
4,900	New York City Municipal Water Finance Auth. Rev., 5.00%, 6/15/37, Ser. D (h)	5,283,474
4,000	New York City Municipal Water Finance Auth. Water & Sewer Rev., Second Generation Resolutions, 4.75%, 6/15/35, Ser. DD (h)	4,422,680
	New York Liberty Dev. Corp. Rev.,
10,000	1 World Trade Center Project, 5.00%, 12/15/41	11,374,000
11,255	4 World Trade Center Project, 5.00%, 11/15/44	12,641,053

		69,872,919

North Carolina - 1.4%
1,500	Medical Care Commission Rev., Cleveland Cnty. Healthcare, 5.00%, 7/1/35, Ser. A (AMBAC)	1,524,765
6,000	New Hanover Cnty. Rev., New Hanover Regional Medical Center, 5.00%, 10/1/28	6,624,900

		8,149,665

Ohio - 3.4%
500	Allen Cnty. Catholic Healthcare Rev., Allen Hospital, 5.00%, 6/1/38, Ser. A	540,755
	Buckeye Tobacco Settlement Financing Auth. Rev., Ser. A-2,
2,350	5.875%, 6/1/47	2,110,582
7,290	6.00%, 6/1/42	6,751,488
5,000	6.50%, 6/1/47	4,878,900
3,500	Hamilton Cnty. Rev., Christ Hospital Project, 5.00%, 6/1/42	3,774,890

PIMCO Municipal Income Fund III Schedule of Investments

December 31, 2012 (unaudited) (continued)

Principal Amount (000s)		Value*
$ 500	Higher Educational Fac. Commission Rev., Univ. Hospital Health Systems, 6.75%, 1/15/39, Ser. 2009-A (Pre-refunded @ $100, 1/15/15) (c)	$563,925
500	Montgomery Cnty. Rev., Miami Valley Hospital, 6.25%, 11/15/39, Ser. A (Pre-refunded @ $100, 11/15/14) (c)	554,955

		19,175,495

Pennsylvania - 2.7%
1,000	Allegheny Cnty. Hospital Dev. Auth. Rev., Univ. of Pittsburgh Medical Center, 5.625%, 8/15/39	1,126,970
4,000	Berks Cnty. Municipal Auth. Rev., Reading Hospital Medical Center, 5.00%, 11/1/44, Ser. A	4,426,680
	Cumberland Cnty. Municipal Auth. Rev., Messiah Village Project, Ser. A,
750	5.625%, 7/1/28	795,135
670	6.00%, 7/1/35	714,059
1,000	Dauphin Cnty. General Auth. Rev., Pinnacle Health System Project, 6.00%, 6/1/36, Ser. A	1,131,940
1,250	Harrisburg Auth. Rev., Harrisburg Univ. of Science, 6.00%, 9/1/36, Ser. B (e)	986,188
100	Luzerne Cnty. Industrial Dev. Auth. Rev., Pennsylvania American Water Co., 5.50%, 12/1/39	111,461
	Philadelphia Water & Sewer Rev.,
2,000	5.00%, 11/1/28	2,369,920
500	5.25%, 1/1/36, Ser. A	557,790
3,000	Turnpike Commission Rev., 5.125%, 12/1/40, Ser. D	3,254,610

		15,474,753

Puerto Rico - 1.0%
	Sales Tax Financing Corp. Rev.,
2,400	5.00%, 8/1/40, Ser. A (AGM) (h)	2,537,448
3,000	5.375%, 8/1/38, Ser. C	3,091,050

		5,628,498

South Carolina - 1.3%
1,000	Greenwood Cnty. Rev., Self Regional Healthcare, 5.375%, 10/1/39	1,105,350
5,305	Jobs-Economic Dev. Auth. Rev., Bon Secours Health System, 5.625%, 11/15/30, Ser. B	5,324,894
800	State Ports Auth. Rev., 5.25%, 7/1/40	895,472

		7,325,716

Tennessee - 0.5%
1,250	Claiborne Cnty. Industrial Dev. Board Rev., Lincoln Memorial Univ. Project, 6.625%, 10/1/39	1,419,987
1,000	Johnson City Health & Educational Facs. Board Rev., Mountain States Health Alliance, 6.00%, 7/1/38, Ser. A	1,201,430

		2,621,417

Texas - 9.0%
1,300	Dallas Rev., Dallas Civic Center, 5.25%, 8/15/38 (AGC)	1,456,858
3,000	Harris Cnty. Cultural Education Facs. Finance Corp. Rev., Baylor College of Medicine, 5.00%, 11/15/37	3,380,520
2,000	Municipal Gas Acquisition & Supply Corp. III Rev., 5.00%, 12/15/26	2,197,220
	North Harris Cnty. Regional Water Auth. Rev.,
5,500	5.25%, 12/15/33	6,106,100
5,500	5.50%, 12/15/38	6,120,180
	North Texas Tollway Auth. Rev.,
3,000	5.00%, 1/1/38	3,274,200
600	5.50%, 9/1/41, Ser. A	715,626
10,800	5.625%, 1/1/33, Ser. A	12,174,516
700	5.75%, 1/1/33, Ser. F	777,315
2,000	Sabine River Auth. Pollution Control Rev., TXU Energy, 5.20%, 5/1/28, Ser. C	195,500
3,000	Tarrant Cnty. Cultural Education Facs. Finance Corp. Rev., Baylor Health Care Systems Project, 6.25%, 11/15/29	3,613,590
	Texas Municipal Gas Acquisition & Supply Corp. I Rev.,
150	5.25%, 12/15/26, Ser. A	175,867
8,100	6.25%, 12/15/26, Ser. D	10,375,452
500	Wise Cnty. Rev., Parker Cnty. Junior College Dist., 8.00%, 8/15/34	581,075

		51,144,019

Virginia - 0.3%
1,000	Fairfax Cnty. Industrial Dev. Auth. Rev., Inova Health Systems, 5.50%, 5/15/35, Ser. A	1,145,060
1,000	James City Cnty. Economic Dev. Auth. Rev., United Methodist Homes, 5.50%, 7/1/37, Ser. A	750,560

		1,895,620

Washington - 3.7%
	Health Care Facs. Auth. Rev.,
500	Kadlec Regional Medical Center, 5.50%, 12/1/39	548,625
1,000	Seattle Cancer Care Alliance, 7.375%, 3/1/38	1,228,490
18,680	Tobacco Settlement Auth. of Washington Rev., 6.50%, 6/1/26	19,435,606

		21,212,721

West Virginia - 0.2%
1,000	Hospital Finance Auth. Rev., Highland Hospital, 9.125%, 10/1/41	1,269,860

Wisconsin - 0.4%
	Health & Educational Facs. Auth. Rev.,

PIMCO Municipal Income Fund III Schedule of Investments

December 31, 2012 (unaudited) (continued)

Principal Amount (000s)		Value*
$ 1,000	Aurora Health Care, Inc., 5.625%, 4/15/39, Ser. A	$1,114,390
1,000	Prohealth Care, Inc., 6.625%, 2/15/39	1,180,260

		2,294,650

Total Municipal Bonds & Notes (cost-$492,352,742)		552,512,481

VARIABLE RATE NOTES (a)(d)(f)(g) - 3.0%
California - 0.4%
1,675	Los Angeles Community College Dist., GO, 11.731%, 8/1/33, Ser. 3096	2,367,964

Florida - 1.1%
5,000	Greater Orlando Aviation Auth. Rev., 8.037%, 10/1/39, Ser. 3174	6,259,600

Texas - 1.5%
6,500	JPMorgan Chase Putters/Drivers Trust, GO, 7.98%, 2/1/17, Ser. 3480	8,670,090

Total Variable Rate Notes (cost-$13,079,496)		17,297,654

Total Investments (cost-$505,432,238) (i)-100.0%		$569,810,135

Industry classification of portfolio holdings as a percentage of total investments at December 31, 2012 was as follows:

Revenue Bonds:
Health, Hospital & Nursing Home Revenue	20.1%
Tobacco Settlement Funded	12.0
Water Revenue	10.6
Natural Gas Revenue	7.5
Miscellaneous Revenue	6.1
Sewer Revenue	5.1
Port, Airport & Marina Revenue	4.6
Recreational Revenue	4.3
College & University Revenue	3.5
Highway Revenue Tolls	3.4
Industrial Revenue	2.7
Lease (Appropriation)	2.4
Local or Guaranteed Housing	1.7
Electric Power & Lighting Revenue	1.6
Miscellaneous Taxes	1.0
Sales Tax Revenue	1.0
Transit Revenue	0.7
Ad Valorem Property Tax	0.1
Tax Increment/ Allocation Revenue	0.0

Total Revenue Bonds		88.4%
General Obligation		9.1
Tax Allocation		1.2
Special Assessments		1.0
Certificates of Participation		0.3

Total Investments		100.0%

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to Allianz Global Investors Fund Management LLC (the “Investment Manager”) and Pacific Investment Management Company LLC (the “Sub-Adviser”), an affiliate of the Investment Manager. The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as instructed. The Sub-Adviser monitors the continued appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Sub-Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold, and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $19,411,719, representing 3.4% of total investments.

(b)	Illiquid.

(c)	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

(d)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	In default.

(f)	Inverse Floater—The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index. The interest rate disclosed reflects the rate in effect on December 31, 2012.

(g)	Variable Rate Notes—Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on December 31, 2012.

(h)	Residual Interest Bonds held in Trust—Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(i)	At December 31, 2012, the cost basis of portfolio securities for federal income tax purposes was $472,452,185. Gross unrealized appreciation was $69,703,407; gross unrealized depreciation was $4,599,672; and net unrealized appreciation was $65,103,735. The difference between book and tax cost was attributable to inverse floater transactions.

Glossary:

AGC - insured by Assured Guaranty Corp.

AGM - insured by Assured Guaranty Municipal Corp.

AMBAC - insured by American Municipal Bond Assurance Corp.

CP - Certificates of Participation

FHA - insured by Federal Housing Administration

GO - General Obligation Bond

IBC - Insurance Bond Certificate

NPFGC - insured by National Public Finance Guarantee Corp.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•

Level 3 – valuations based on significant unobservable inputs (including the Sub-Adviser’s or Valuation Committee’s own assumptions and single broker quotes in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Municipal Bonds & Notes and Variable Rate Notes — Municipal bonds & notes and variable rate notes are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent that these inputs are observable, the values of municipal bonds & notes and variable rate notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The valuation techniques used by the Funds to measure fair value during the three months ended December 31, 2012 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

A summary of the inputs used at December 31, 2012 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 12/31/12
Investments in Securities - Assets
Municipal Bonds & Notes	$—	$552,512,481	$—	$552,512,481
Variable Rate Notes	—	17,297,654	—	17,297,654

Totals	$—	$569,810,135	$—	$569,810,135

At December 31, 2012, there were no transfers between Levels 1 and 2.

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Municipal Income Fund III

By:	/s/ Brian S. Shlissel
Brian S. Shlissel, President & Chief Executive Officer

Date: February 20, 2013

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: February 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel, President & Chief Executive Officer

Date: February 20, 2013

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: February 20, 2013